Investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Investments
Group recorded impairment loss other expenses	¥ 58,005,769		¥ 78,462,371
Other expenses	5,132,053	$ 722,835
Investment income	8,000,000
Other expenses, net
Investments
Group recorded impairment loss other expenses	¥ 58,005,769		¥ 78,462,371	¥ 33,653,746